Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Calculations of Earnings per Share
The amounts considered for calculations of earnings per share in 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Denominator (thousands of shares)
Weighted-average number of shares outstanding 1	45,393,602	45,569,180	43,107,457
Capitalization of retained earnings 1	—	—	1,687,295
Effect of dilutive instruments – mandatorily convertible securities (note 16.2) 2	—	708,153	708,153

Weighted-average number of shares – basic	45,393,602	46,277,333	45,502,905
Effect of dilutive instruments – share-based compensation (note 21) 2	470,985	316,970	237,102
Effect of potentially dilutive instruments – optionally convertible securities (note 16.2) 2	1,457,554	1,420,437	2,698,600

Weighted-average number of shares – diluted	47,322,141	48,014,740	48,438,607

Numerator
Net income from continuing operations	$91	493	645
Less: non-controlling interest net income	36	42	75

Controlling interest net income from continuing operations	55	451	570
Plus: after tax interest expense on mandatorily convertible securities	1	3	5

Controlling interest net income from continuing operations – for basic earnings per share calculations	56	454	575
Plus: after tax interest expense on optionally convertible securities	18	23	48

Controlling interest net income from continuing operations – for diluted earnings per share calculations	$74	477	623

Net income from discontinued operations	$88	77	222

Basic earnings per share
Controlling interest basic earnings per share	$0.0031	0.0114	0.0174
Controlling interest basic earnings per share from continuing operations	0.0012	0.0098	0.0125
Controlling interest basic earnings per share from discontinued operations	0.0019	0.0016	0.0049

Controlling interest diluted earnings per share 3
Controlling interest diluted earnings per share	$0.0031	0.0114	0.0174
Controlling interest diluted earnings per share from continuing operations	0.0012	0.0098	0.0125
Controlling interest diluted earnings per share from discontinued operations	0.0019	0.0016	0.0049

1
The weighted-average number of shares outstanding in 2017 reflects the shares issued as a result of the capitalization of retained earnings approved by the general ordinary shareholders’ meeting (the “Assembly”) in such year. In 2019, the Assembly approved the delivery of a cash dividend, meanwhile, in 2018, the Assembly did not determine any cash dividend or capitalization of retained earnings (note 20.1).

2
The number of Parent Company CPOs to be issued under the executive share-based compensation programs, as well as the total amount of Parent Company CPOs committed for issuance in the future under the mandatorily and optionally convertible securities, are computed from the beginning of the reporting period. The number of shares resulting from the executives’ stock-based compensation programs is determined under the inverse treasury method.

3
For 2019, 2018 and 2017, the effects on the denominator and numerator of potential dilutive shares generate antidilution; therefore, there is no change between the reported basic earnings per share and diluted earnings per share.